Provisions - Employee obligations - South Africa - (Details) - South Africa - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in net defined benefit liability (asset) [abstract]
Percentage change in cost of medical aid	1.00%
Change in provision due to reasonably possible change in the cost of medical aid	$ 562	$ 216
Disclosure of fair value of plan assets [abstract]
Cash	1.50%	1.72%
Equity	42.25%	47.42%
Bonds	15.64%	13.62%
Property	2.78%	2.67%
International	32.51%	30.27%
Others	5.32%	4.30%
Total	100.00%	100.00%
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 5,429	$ 7,872
Current service cost	90	139
Borrowing costs	511	740
Actuarial differences	(1,291)	(2,000)
Benefits paid	(254)	(226)
Exchange differences	116	(1,096)
Obligations at end of year	4,601	5,429
Plan assets [member]
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	1,906	2,248
Interest income on assets	194	216
Benefits paid		(50)
Actuarial differences	(81)	(228)
Other	107	(280)
Fair value of plan assets at the end of the year	2,126	1,906
Actual return on assets	$ 113	$ (11)